Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue, net
Revenue, net	$ 75,413	$ 64,731	$ 296,597	$ 81
Cost of sales	29,127	15,305	70,784
Gross margin	46,285	49,426	225,813	81
Operating expenses
General and administrative expenses	68,913	47,907	251,652	18,540
Professional fees	26,556	28,029	274,253	27,360
Amortization of intangible assets	10,679	7,610	40,764
Total operating expenses	106,149	83,546	566,668	45,900
Loss from Operations	(59,864)	(34,120)	(340,855)	(45,819)
Other income (expense)
Interest income (expense)	(441)		(1,715)	21
Total other income (expenses), net	(441)		(1,715)	21
Loss from operations before income taxes	(60,305)	(34,120)	(342,570)	(45,798)
Income tax expense
Net loss	$ (60,305)	$ (34,120)	$ (342,570)	$ (45,798)
Basic and diluted loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding	644,889,500	51,716,328	69,258,821	23,889,500
Comprehensive loss:
Net loss	$ (60,305)	$ (34,120)	$ (342,570)	$ (45,798)
Foreign currency translation adjustment			(38,195)
Comprehensive loss	$ (60,305)	$ (34,120)	$ (380,765)	$ (45,798)